Revenue Recognition (Details) - Schedule of consolidated statements of operations and comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Consolidated Statements Of Operations And Comprehensive Income Loss Abstract
Foreign Currency	$ (310)	$ 1,454	$ (1,443)
Stock Indices	(7,175,826)	4,879,459	1,438,798
Commodities	(300,054)	(506,106)	446,603
Equity	(3,991,779)	9,004,339	(50,083)
Total	$ (11,467,969)	$ 13,379,146	$ 1,833,875